INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Tax Examination [Line Items]
Income before income taxes	$ 761	$ 1,507	$ 1,277
Hong Kong [Member]
Income Tax Examination [Line Items]
Income before income taxes	513	1,361	1,104
China [Member]
Income Tax Examination [Line Items]
Income before income taxes	$ 248	$ 146	$ 173